Income Taxes (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Effective tax rate	50.00%	27.00%	(21.00%)	26.00%
State taxes, net of federal benefits	7.00%		(8.00%)	6.00%